IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Impairment

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2022
Impact of transfers between stages	(24)	581	357	–	914
Other changes in credit quality	(278)	90	663	78	553
Additions and repayments	132	113	(69)	(58)	118
Methodology and model changes	2	11	(47)	(29)	(63)
Other items	–	–	–	–	–
	(144)	214	547	(9)	608
Total impairment (credit) charge	(168)	795	904	(9)	1,522

In respect of:
Loans and advances to banks	12	2	–	–	14
Loans and advances to customers	(217)	694	883	(9)	1,351
Debt securities	7	–	–	–	7
Financial assets at amortised cost	(198)	696	883	(9)	1,372
Other assets	–	–	22	–	22
Impairment charge on drawn balances	(198)	696	905	(9)	1,394
Loan commitments and financial guarantees	24	99	(1)	–	122
Financial assets at fair value through other comprehensive income	6	–	–	–	6
Total impairment (credit) charge	(168)	795	904	(9)	1,522

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2021
Impact of transfers between stages	75	(481)	339	–	(67)
Other changes in credit quality	(331)	(320)	252	(48)	(447)
Additions and repayments	(246)	(389)	(96)	(87)	(818)
Methodology and model changes	(63)	15	6	–	(42)
Other items	2	4	(10)	–	(4)
	(638)	(690)	152	(135)	(1,311)
Total impairment (credit) charge	(563)	(1,171)	491	(135)	(1,378)

In respect of:
Loans and advances to banks	(5)	–	–	–	(5)
Loans and advances to customers	(454)	(1,025)	498	(135)	(1,116)
Debt securities	–	–	–	–	–
Financial assets at amortised cost	(459)	(1,025)	498	(135)	(1,121)
Other assets	–	–	2	–	2
Impairment (credit) charge on drawn balances	(459)	(1,025)	500	(135)	(1,119)
Loan commitments and financial guarantees	(102)	(146)	(9)	–	(257)
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Total impairment (credit) charge	(563)	(1,171)	491	(135)	(1,378)

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2020
Impact of transfers between stages	(169)	940	698	–	1,469
Other changes in credit quality	946	22	1,192	167	2,327
Additions and repayments	98	177	(48)	(30)	197
Methodology and model changes	(44)	170	26	–	152
Other items	–	–	10	–	10
	1,000	369	1,180	137	2,686
Total impairment charge	831	1,309	1,878	137	4,155

In respect of:
Loans and advances to banks	5	–	–	–	5
Loans and advances to customers	697	1,151	1,865	137	3,850
Debt securities	1	–	–	–	1
Financial assets at amortised cost	703	1,151	1,865	137	3,856
Other assets	–	–	5	–	5
Impairment charge on drawn balances	703	1,151	1,870	137	3,861
Loan commitments and financial guarantees	123	158	8	–	289
Financial assets at fair value through other comprehensive income	5	–	–	–	5
Total impairment charge	831	1,309	1,878	137	4,155
The Group’s total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	13	2	–	–	15
UK mortgages	91	552	311	253	1,207
Credit cards	120	433	113	–	666
Other	275	409	259	–	943
Retail	486	1,394	683	253	2,816
Commercial Banking	214	414	1,070	–	1,698
Other	–	–	4	–	4
Loans and advances to customers	700	1,808	1,757	253	4,518
Debt securities	8	–	1	–	9
Financial assets at amortised cost	721	1,810	1,758	253	4,542
Other assets	–	–	38	–	38
Provisions in relation to loan commitments and financial guarantees	134	185	4	–	323
Total	855	1,995	1,800	253	4,903
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	–	–	–	9
The Group’s total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	1	–	–	–	1
UK mortgages	48	394	184	210	836
Credit cards	96	218	128	–	442
Other	246	242	307	–	795
Retail	390	854	619	210	2,073
Commercial Banking	125	260	956	–	1,341
Other	400	–	6	–	406
Loans and advances to customers	915	1,114	1,581	210	3,820
Debt securities	1	–	2	–	3
Financial assets at amortised cost	917	1,114	1,583	210	3,824
Other assets	–	–	18	–	18
Provisions in relation to loan commitments and financial guarantees	109	86	5	–	200
Total	1,026	1,200	1,606	210	4,042
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	–	–	–	3